Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	497
Document Period End Date	Dec 31, 2012
Registrant Name	FIRST INVESTORS LIFE SERIES FUNDS
Central Index Key	0000770906
Amendment Flag	false
Document Creation Date	Sep 23, 2013
Document Effective Date	Sep 23, 2013
Prospectus Date	May 1, 2013

FIRST INVESTORS LIFE SERIES SPECIAL SITUATIONS FUND
FIRST INVESTORS LIFE SERIES SPECIAL SITUATIONS FUND
SUPPLEMENT DATED SEPTEMBER 23, 2013

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS

DATED MAY 1, 2013

1.	In “The Funds Summary Section” for the Special Situations Fund on page 32 under the heading “Principal Investment Strategies”, the first two paragraphs are deleted and replaced with the following:

The Fund invests primarily in common stocks of small-size companies that the Fund’s adviser believes are undervalued, and generally invests in companies that are experiencing a “special situation” that makes them undervalued relative to their long-term potential. Developments creating special situations may include mergers, spin-offs, litigation resolution, new products, or management changes. The Fund may also invest in stocks of mid-size or large companies.

The Fund uses a “bottom-up” approach to selecting investments. The Fund uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced. The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.

Label	Element	Value
FIRST INVESTORS LIFE SERIES SPECIAL SITUATIONS FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	filsf497_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 23, 2013

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS

DATED MAY 1, 2013

1.	In “The Funds Summary Section” for the Special Situations Fund on page 32 under the heading “Principal Investment Strategies”, the first two paragraphs are deleted and replaced with the following:

The Fund invests primarily in common stocks of small-size companies that the Fund’s adviser believes are undervalued, and generally invests in companies that are experiencing a “special situation” that makes them undervalued relative to their long-term potential. Developments creating special situations may include mergers, spin-offs, litigation resolution, new products, or management changes. The Fund may also invest in stocks of mid-size or large companies.

The Fund uses a “bottom-up” approach to selecting investments. The Fund uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced. The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.

Risk/Return [Heading]	rr_RiskReturnHeading	FIRST INVESTORS LIFE SERIES SPECIAL SITUATIONS FUND

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2013